Share-Based Compensation (Details) - Schedule of Option Activity - ¥ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Option Activity [Abstract]
Number of Options, Outstanding Beginning balance	41,280,054		34,200,000
Exercise Price, Outstanding Beginning balance	¥ 2		¥ 2
Remaining Contractual Life, Outstanding Beginning balance			4 years 11 months 15 days
Number of Options, Granted	26,860,000	122,360,108
Remaining Contractual Life, Granted		10 years
Exercise Price, Granted
Number of Options, Exercised		(115,180,054)
Remaining Contractual Life, Exercised		10 years
Exercise Price, Exercised
Number of Options, Forfeited		(100,000)
Exercise Price, Forfeited		¥ 2
Remaining Contractual Life, Forfeited		4 years 9 months 29 days
Number of Options, Outstanding Ending balance		41,280,054
Exercise Price, Outstanding Ending balance		¥ 2
Remaining Contractual Life, Outstanding Ending balance		5 years 5 months 8 days
Number of Options, Vested and exercisable		37,690,027
Exercise Price, Vested and exercisable		¥ 2
Remaining Contractual Life, Vested and exercisable		4 years 6 months 3 days
Number of Options, Vested or expected to vest		41,280,054
Exercise Price, Vested or expected to vest		¥ 2
Remaining Contractual Life, Vested or expected to vest		5 years 5 months 8 days